Home Office: Harrison, NY Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

May 5, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Principium III NY Variable Annuity
Separate Account VA BNY
Transamerica Financial Life Insurance Company
(File No. 333-186034)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (800) 797-2643.

Sincerely,

/s/Arthur D. Woods

Arthur D. Woods

Assistant General Counsel